Shareholder Report, Line Graph (Details) 199990_Abbey Capital Multi Asset Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
		Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Apr. 11, 2018	Aug. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	[1]										Class A (with sales charge)1
Accumulated Value		$ 17,943	$ 17,910	$ 16,800	$ 16,760	$ 15,237	$ 12,759	$ 11,223	$ 10,028	$ 9,425	$ 22,528
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Total Return Index
Accumulated Value		$ 27,468	$ 23,704	$ 18,645	$ 16,081	$ 18,115	$ 13,810	$ 11,326	$ 11,004	$ 10,000	$ 33,066

[1]
1	The inception date of Class A Shares of the Fund was February 16, 2022 and the inception date of the Fund was April 11, 2018. Class A Shares performance prior to its inception on February 16, 2022 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio.